Earn-Out Shares	9 Months Ended
Sep. 30, 2021
Earn Out Share [Abstract]
Earn-Out Shares
10.	Earn-Out Shares
In accordance with the Merger Agreement, 5,000,000 shares are contingently issuable to Old eFFECTOR stockholders and option holders upon the occurrence of the Triggering Event, defined within the Merger Agreement as the date on which the common stock price equals or exceeds $20.00 over at least 20 trading days out of 30 consecutive trading day period for the two-year period
following the close date of the Business Combination. As of August 25, 2021, the stockholders and option holders will be eligible to receive approximately 4,425,258 and 574,742
Earn-Out
Shares, respectively, based on the fully diluted cap table of Old eFFECTOR. The fair value of the
Earn-Out
Shares is $13.79 per share as of the closing date of the Business Combination (August 25, 2021). As of September 30, 2021, the stockholders and option holders will be eligible to receive approximately 4,426,889 and 573,111
Earn-Out
Shares, respectively, based on the current fully diluted cap table of Old eFFECTOR. The fair value of the
Earn-Out
Shares is $9.77 per share as of September 30, 2021.
The estimated fair value of the
Earn-Out Shares
was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the Earn-Out Period
using the most reliable information available. Assumptions used in the valuation were as follows:

	September 30, 2021	As of August 25, 2021 at Initial Measurement
Stock price	$14.05	$16.98
Expected volatility	65.0%	60.0%
Risk-free interest rate	0.3%	0.2%
Forecast period (in years)	1.9	2.0
Cost of equity	20.0%	20.0%
Old eFFECTOR Shareholders
The Company has determined that the contingent obligation to issue Earn-Out Shares
to existing Old eFFECTOR shareholders is not indexed to the Company’s stock under ASC
815-40
and therefore equity treatment is precluded. The Triggering Event that determines the issuance of the Earn-Out Shares
includes terms that are not solely indexed to the common stock of the Company, and as such liability classification is required. As of the consummation date of the Business Combination, the estimated fair value of the shareholder
Earn-Out
Shares was approximately $61.0 million and the Company will revalue the liability each reporting period with the changes in fair value being recorded to the Statements of Operations. For the three and nine months ended September 30, 2021, there was a decrease in the earn-out
liability of $17.8 million which was recorded as a gain on change in fair value within the Statements of Operations. In accordance with the Merger Agreement,
Earn-Out
Shares attributable to Old eFFECTOR option holders who discontinue providing service before the occurrence of the Triggering Event are reallocated to the remaining eligible stockholders and option holders.
The
earn-out
liability is recorded on the balance sheet as a current liability since the expected date of achievement based on the valuation model is within the next twelve months. The following table presents activity for the
Earn-Out
liability measured at fair value using significant unobservable Level 3 inputs at the Merger close date (August 25, 2021) and September 30, 2021 (in thousands):

Earn-out Liability
Earn-out liability—August 25, 2021 (Closing Date)	$61,024
Incremental shares due to option holder forfeitures	16
Change in fair value—Closing Date through September 30, 2021	(17,790)

Balance at September 30, 2021	$43,250

Old eFFECTOR Option Holders
The contingent obligation to
issue Earn-Out Shares
to existing Old eFFECTOR option holders falls within the scope of ASC 718, Share-based Compensation, because the option holders are required to continue providing service until the occurrence of the Triggering Event. The fair value of the option holder Earn-Out Shares
at the Merger closing date (August 25, 2021) is approximately $7.9 million, which will be recorded as share-based compensation over the derived service period of 0.36 years following the consummation of the Business Combination. For the three and nine months ended September 30, 2021, there was approximately $2.1 million recorded in share-based compensation related to the
Earn-Out
Shares, with approximately $5.8 million of unrecognized compensation expense as September 30, 2021, which is expected to be recognized over the remaining derived service period of 0.27 years.